Related Parties Balance and Transactions - Schedule of Future Obligations for Loans from Related Parties (Details) - Dec. 31, 2025 - Related Party [Member]	CNY (¥)	USD ($)
Schedule of Future Obligations for Loans from Related Parties [Line Items]
2026	¥ 22,770,459	$ 3,256,131
2027	6,632,150	948,385
2028	6,632,150	948,385
2029	6,632,150	948,385
2030	363,023,009	51,911,600
Total future loan payments	405,689,918	58,012,886
Less: Imputed interest	34,100,750	4,876,342
Total loans from related parties	¥ 371,589,168	$ 53,136,544